LOSS PER SHARE APPLICABLE TO COMMON STOCKHOLDER	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
LOSS PER SHARE APPLICABLE TO COMMON STOCKHOLDER

NOTE 6 – LOSS PER SHARE APPLICABLE TO COMMON STOCKHOLDER

Basic net loss per share of Common Stock is computed by dividing net loss available to common stockholders by the weighted average number of shares of Common Stock outstanding during the period. All outstanding stock options and warrants for the nine months ended September 30, 2024 and 2023 have been excluded from the calculation of the diluted net loss per share because all such securities are anti-dilutive for all periods presented.

The following table summarizes the Company’s securities, in Common Stock equivalents, which have been excluded from the calculation of dilutive loss per share as their effect would be anti-dilutive:

	September 30, 2024	September 30, 2023
Stock Options – employee and non-employee	202,650	139,160
Warrants	7,626,229	8,758,954
Total	7,828,879	8,898,114

NOTE 8 - LOSS PER SHARE APPLICABLE TO COMMON SHAREHOLDER

Basic net loss per common share (“Basic EPS”) is computed by dividing net loss available to common shareholders by the weighted average number of common shares outstanding during the period. All outstanding share options and warrants for the years ended December 31, 2023 and 2022 have been excluded from the calculation of the diluted net loss per share because all such securities are anti-dilutive for all periods presented.

The following table summarizes the Company’s securities, in common share equivalents, which have been excluded from the calculation of dilutive loss per share as their effect would be anti-dilutive:

	December 31, 2023	December 31, 2022
Stock options - employee and non-employee	112,685	147,619
Warrants	8,633,229	78,252
Total	8,745,915	225,871

The diluted loss per share equals basic loss per share in the year ended December 31, 2023 and 2022 because the Company had a net loss and the impact of the assumed exercise of stock options and the vesting of restricted stock would have been anti-dilutive.